CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW
Cash flows from operating activities
Net income (loss)	$ (19,318,000)	(20,540,000,000)	12,757,000,000	3,710,000,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	7,843,000	8,339,000,000	4,088,000,000	3,708,000,000
Allowance for accounts receivable and other receivables	200,000	213,000,000	1,021,000,000	426,000,000
Impairment loss on intangible assets	13,702,000	14,569,000,000	3,697,000,000	475,000,000
Provision for accrued severance benefits	90,000	96,000,000	586,000,000	234,000,000
Equity loss on investments, net	312,000	333,000,000	242,000,000	345,000,000
Gain on disposition of available-for-sale investments				(335,000,000)
Loss (gain) on foreign currency transactions	87,000	93,000,000	(70,000,000)	400,000,000
Loss (gain) on disposition of property and equipment	(7,000)	(7,000,000)		108,000,000
Gain on loss of control in subsidiaries			(548,000,000)
Gain on disposal of equity method investment	(497,000)	(528,000,000)
Others	9,000	7,000,000	(33,000,000)	110,000,000
Changes in operating assets and liabilities:
Accounts receivable	(1,515,000)	(1,611,000,000)	1,437,000,000	1,213,000,000
Other assets	72,000	76,000,000	(5,987,000,000)	(170,000,000)
Accounts payable	(748,000)	(795,000,000)	(1,366,000,000)	(437,000,000)
Accrued expenses	168,000	179,000,000	447,000,000	(814,000,000)
Deferred revenue	42,000	45,000,000	(2,494,000,000)	(498,000,000)
Income tax payable	(63,000)	(67,000,000)	(364,000,000)	368,000,000
Deferred income taxes	(964,000)	(1,025,000,000)	(11,715,000,000)	(263,000,000)
Payment of severance benefits	(179,000)	(190,000,000)	(648,000,000)	(91,000,000)
Other liabilities	83,000	87,000,000	129,000,000	(101,000,000)
Net cash provided by (used in) operating activities	(683,000)	(726,000,000)	1,179,000,000	8,388,000,000
Cash flows from investing activities
Decrease (Increase) in short-term financial instruments	(2,351,000)	(2,500,000,000)	(2,223,000,000)	3,500,000,000
Purchase of available-for-sale investments				(5,000,000,000)
Proceeds from disposal of available-for-sale investments			5,021,000,000	5,308,000,000
Decrease (Increase) in short-term loans receivables	166,000	176,000,000		(1,249,000,000)
Purchase of equity method investments				(495,000,000)
Proceeds from disposal of equity method investments	859,000	913,000,000
Purchase of property and equipment	(1,385,000)	(1,473,000,000)	(1,566,000,000)	(1,449,000,000)
Proceeds from disposal of property and equipment	8,000	8,000,000	2,000,000	45,000,000
Increase in capitalized software development costs	(2,673,000)	(2,842,000,000)	(4,745,000,000)	(5,092,000,000)
Cash paid for acquisition, net of cash acquired				(11,277,000,000)
Reduction in cash balances upon deconsolidation of subsidiaries	(22,000)	(23,000,000)	(515,000,000)
Decrease (Increase) in leasehold deposits	131,000	139,000,000		(43,000,000)
Disposal of other non-current assets	222,000	237,000,000	955,000,000
Others, net	162,000	173,000,000	278,000,000	(121,000,000)
Net cash used in investing activities	(4,883,000)	(5,192,000,000)	(2,793,000,000)	(15,873,000,000)
Cash flows from financing activities
Proceeds from borrowings	332,000	353,000,000		418,000,000
Repayment of borrowings	(214,000)	(228,000,000)	(168,000,000)	(143,000,000)
Net cash provided by (used in) financing activities	118,000	125,000,000	(168,000,000)	275,000,000
Effect of exchange rate changes on cash and cash equivalents	(171,000)	(182,000,000)	90,000,000	(1,000,000)
Net decrease in cash and cash equivalents	(5,619,000)	(5,975,000,000)	(1,692,000,000)	(7,211,000,000)
Cash and cash equivalents
Beginning of the year	39,906,000	42,430,000,000	44,122,000,000	51,333,000,000
End of the year	$ 34,287,000	36,455,000,000	42,430,000,000	44,122,000,000